Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,755)	$ (7,825)	$ (4,581)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	239	131	44
Non-cash finance expenses (income), net	(206)	(279)	34
Net changes in operating lease assets and liabilities	(148)	119	(3)
Gain from disposal of assets		(16)
Share-based compensation	(219)	(1,751)	(1,315)
Changes in operating assets and liabilities:
Trade receivables			36
Prepaid expenses and other current assets	(163)	(74)	(132)
Inventory	(1,117)	(1,405)	(462)
Accounts payable	64	10	(28)
Other payables and accrued expenses	1,028	51	244
Short term employee benefits	45	492	78
Net cash used in operating activities	(12,232)	(10,547)	(6,085)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,365)	(500)	(298)
Grants received for property and equipment	250
Long term restricted deposits	(224)
Net cash used in investing activities	(1,339)	(500)	(298)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net of issuance costs		27,870	7,645
Net cash provided by financing activities		27,870	7,645
Effect of change in exchange on cash balances held in foreign currencies	(550)	(1,906)	428
Net change in cash and restricted cash equivalent	(14,121)	14,917	1,690
Cash and restricted cash equivalent at beginning of year	20,793	5,876	4,186
Cash and restricted cash equivalent at end of year	6,672	20,793	5,876
Supplemental disclosure of cash flow information
Lease liabilities arising from obtaining right-of-use assets	55	319	1,496
Purchase of equipment			196
Reclassification of inventory to property and equipment	195
Conversion of preferred shares into ordinary shares			$ 21,878